ActivePassive U.S. Equity ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 91.9%	Shares	Value
Automobiles & Components - 1.9%
General Motors Co.	67,137	$3,732,146
Tesla, Inc. (a)	82,873	28,604,445
		32,336,591

Banks - 3.0%
Bank of America Corp.	180,531	8,577,028
Citigroup, Inc.	93,427	6,621,171
JPMorgan Chase & Co.	105,032	26,228,591
Wells Fargo & Co.	141,548	10,781,711
		52,208,501

Capital Goods - 6.8%
AerCap Holdings NV (b)	73,996	7,352,243
Armstrong World Industries, Inc.	41,798	6,680,574
Boeing Co. (a)(b)	6,754	1,049,842
Carrier Global Corp.	34,045	2,634,062
Caterpillar, Inc. (b)	12,644	5,134,855
Cummins, Inc.	5,300	1,987,712
Deere & Co.	6,301	2,935,636
Dover Corp.	11,721	2,413,354
Eaton Corp. PLC	18,051	6,776,706
Emerson Electric Co.	16,592	2,200,099
Ferguson Enterprises, Inc.	14,846	3,205,697
GE Vernova, Inc. (a)	6,990	2,335,499
General Dynamics Corp.	3,632	1,031,524
General Electric Co.	44,588	8,122,150
Honeywell International, Inc.	22,149	5,159,167
Howmet Aerospace, Inc.	22,709	2,688,291
Hubbell, Inc.	1,513	696,116
Ingersoll Rand, Inc.	8,381	873,049
Lockheed Martin Corp.	4,637	2,454,874
Masco Corp.	52,150	4,201,204
PACCAR, Inc.	47,793	5,591,781
Parker-Hannifin Corp.	7,986	5,613,359
Quanta Services, Inc.	5,486	1,890,037
Raytheon Technologies Corp.	30,320	3,693,886
Rockwell Automation, Inc.	5,000	1,475,700
Snap-on, Inc.	12,506	4,623,343
Textron, Inc.	30,775	2,635,263
Toro Co.	38,991	3,395,336
Trane Technologies PLC	7,140	2,971,811
Trex Co., Inc. (a)	36,634	2,748,649
United Rentals, Inc.	5,360	4,641,760
Westinghouse Air Brake Technologies Corp.	15,212	3,051,832
WW Grainger, Inc.	3,863	4,656,228
		116,921,639

Commercial & Professional Services - 1.5%
Amentum Holdings, Inc. (a)	2,117	51,549
Automatic Data Processing, Inc.	9,394	2,883,300
Broadridge Financial Solutions, Inc.	21,388	5,047,996
Casella Waste Systems, Inc. - Class A (a)(b)	33,659	3,810,535
Cintas Corp.	23,948	5,407,219
Copart, Inc. (a)	32,959	2,089,271
Equifax, Inc.	5,931	1,551,312
Jacobs Solutions, Inc.	5,525	780,296
Republic Services, Inc.	3,813	832,378
UniFirst Corp./MA	11,984	2,407,226
Veralto Corp.	4,799	519,204
		25,380,286

Consumer Discretionary Distribution & Retail - 5.3%
Amazon.com, Inc. (a)	290,773	60,448,799
Carvana Co. (a)(b)	3,282	854,699
Home Depot, Inc.	24,795	10,640,278
Lowe's Cos., Inc.	22,208	6,050,125
Murphy USA, Inc.	11,912	6,525,394
Ross Stores, Inc.	6,973	1,079,909
TJX Cos., Inc.	44,518	5,595,467
		91,194,671

Consumer Durables & Apparel - 1.4%
Deckers Outdoor Corp. (a)	29,571	5,794,733
DR Horton, Inc.	23,208	3,917,046
Garmin Ltd.	12,220	2,597,972
Lennar Corp. - Class A	15,252	2,659,797
Lennar Corp. - Class B	20,817	3,431,266
PulteGroup, Inc.	37,696	5,099,138
		23,499,952

Consumer Services - 1.5%
Airbnb, Inc. - Class A (a)	13,113	1,784,811
Carnival Corp. (a)	104,318	2,652,807
Chipotle Mexican Grill, Inc. (a)	34,645	2,131,360
Churchill Downs, Inc.	46,258	6,573,724
Darden Restaurants, Inc. (b)	8,121	1,431,489
DoorDash, Inc. - Class A (a)	19,232	3,470,991
McDonald's Corp.	13,056	3,864,707
Royal Caribbean Cruises Ltd.	5,381	1,313,287
Vail Resorts, Inc.	13,255	2,375,826
		25,599,002

Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp. (b)	14,731	14,316,764
Dollar Tree, Inc. (a)	6,303	449,215
Kroger Co.	27,456	1,677,013
Target Corp.	22,617	2,992,455
Walmart, Inc.	178,800	16,539,000
		35,974,447

Energy - 2.0%
Cheniere Energy, Inc.	5,230	1,171,572
Chevron Corp.	32,541	5,269,364
ConocoPhillips	35,989	3,899,048
Coterra Energy, Inc.	23,536	628,882
Devon Energy Corp.	24,204	918,542
EOG Resources, Inc.	13,432	1,789,948
Exxon Mobil Corp.	138,744	16,366,242
Marathon Petroleum Corp.	14,150	2,209,523
Phillips 66	6,691	896,460
Schlumberger NV	19,433	853,886
Valero Energy Corp.	7,596	1,056,452
		35,059,919

Financial Services - 8.0%
American Express Co.	22,677	6,909,228
Apollo Global Management, Inc.	6,106	1,068,733
Bank of New York Mellon Corp.	79,134	6,478,701
Berkshire Hathaway, Inc. - Class B (a)	65,974	31,866,761
Blackrock, Inc.	4,987	5,100,704
Blackstone, Inc.	22,911	4,378,063
Block, Inc. (a)	11,942	1,057,464
Cannae Holdings, Inc.	69,935	1,517,590
Capital One Financial Corp.	28,144	5,403,929
Cboe Global Markets, Inc. (b)	14,110	3,045,643
Coinbase Global, Inc. - Class A (a)	7,990	2,366,638
Corebridge Financial, Inc.	36,351	1,176,682
Credit Acceptance Corp. (a)	8,842	4,400,663
Fiserv, Inc. (a)	25,665	5,670,938
Franklin Resources, Inc.	56,981	1,296,888
Global Payments, Inc.	7,205	857,107
Goldman Sachs Group, Inc. (b)	9,412	5,727,861
Interactive Brokers Group, Inc. - Class A	4,530	865,638
Intercontinental Exchange, Inc.	16,128	2,595,963
Jack Henry & Associates, Inc.	22,637	3,988,187
KKR & Co., Inc.	23,643	3,850,735
Mastercard, Inc. - Class A	19,412	10,345,431
Morgan Stanley (b)	30,015	3,950,274
Nasdaq, Inc.	12,565	1,042,769
PayPal Holdings, Inc. (a)	28,945	2,511,558
Rocket Cos., Inc. - Class A (a)(b)	28,335	411,708
S&P Global, Inc.	8,831	4,614,286
State Street Corp.	15,794	1,555,867
Synchrony Financial	29,140	1,967,533
Tradeweb Markets, Inc. - Class A	8,500	1,151,750
Visa, Inc. - Class A	35,197	11,089,871
		138,265,163

Food, Beverage & Tobacco - 2.7%
Altria Group, Inc. (b)	142,100	8,204,854
Archer-Daniels-Midland Co.	9,638	526,235
Coca-Cola Co.	111,099	7,119,224
General Mills, Inc.	2,018	133,713
Kraft Heinz Co.	40,603	1,298,078
Lamb Weston Holdings, Inc.	55,721	4,303,890
Lancaster Colony Corp.	25,213	4,685,584
Mondelez International, Inc. - Class A	72,642	4,718,098
Monster Beverage Corp. (a)	13,178	726,503
PepsiCo, Inc.	34,481	5,635,919
Philip Morris International, Inc.	32,704	4,351,594
Post Holdings, Inc. (a)	40,686	4,901,849
		46,605,541

Health Care Equipment & Services - 3.9%
Abbott Laboratories	36,492	4,334,155
Boston Scientific Corp. (a)	52,865	4,792,741
Cardinal Health, Inc.	13,480	1,647,795
Cencora, Inc.	5,528	1,390,568
Centene Corp. (a)	8,970	538,200
Cigna Group	2,574	869,497
CVS Health Corp.	14,140	846,279
Edwards Lifesciences Corp. (a)	12,724	907,857
Elevance Health, Inc.	1,655	673,519
HCA Healthcare, Inc.	15,817	5,175,639
Hologic, Inc. (a)	26,802	2,130,759
Intuitive Surgical, Inc. (a)	13,440	7,284,480
McKesson Corp.	2,986	1,876,701
Medtronic PLC	65,791	5,693,553
Quest Diagnostics, Inc.	13,082	2,127,918
Stryker Corp.	16,743	6,565,768
UnitedHealth Group, Inc.	29,224	17,832,485
Zimmer Biomet Holdings, Inc.	19,869	2,227,315
		66,915,229

Household & Personal Products - 1.5%
Colgate-Palmolive Co.	17,383	1,679,719
Kenvue, Inc.	46,784	1,126,559
Kimberly-Clark Corp.	16,283	2,269,036
Procter & Gamble Co.	97,562	17,488,964
Reynolds Consumer Products, Inc.	89,477	2,477,618
		25,041,896

Insurance - 2.4%
Aflac, Inc.	62,771	7,155,894
Allstate Corp.	6,697	1,388,891
American International Group, Inc.	31,524	2,423,565
Aon Plc - Class A	3,596	1,407,978
Arch Capital Group Ltd.	10,990	1,106,913
Chubb Ltd.	3,402	982,259
Everest Group Ltd.	1,667	646,062
Fidelity National Financial, Inc.	37,636	2,385,746
Hanover Insurance Group, Inc.	26,076	4,302,801
Hartford Financial Services Group, Inc.	16,928	2,087,392
Loews Corp.	50,192	4,353,152
Markel Group, Inc. (a)	703	1,253,393
Principal Financial Group, Inc.	7,032	612,417
Progressive Corp.	16,845	4,529,283
White Mountains Insurance Group Ltd. (b)	3,231	6,494,278
		41,130,024

Materials - 2.4%
Air Products and Chemicals, Inc.	4,539	1,517,524
Axalta Coating Systems Ltd. (a)	117,176	4,740,941
Ball Corp.	35,450	2,203,572
Corteva, Inc.	16,931	1,053,785
DuPont de Nemours, Inc.	21,331	1,783,058
Ecolab, Inc.	8,175	2,033,695
Element Solutions, Inc.	115,894	3,323,840
Freeport-McMoRan, Inc.	62,718	2,772,136
International Paper Co.	45,481	2,675,647
Linde PLC	12,465	5,746,240
NewMarket Corp. (b)	7,250	3,868,310
Newmont Corp.	28,020	1,175,159
Nucor Corp.	4,217	652,328
Packaging Corp. of America	4,767	1,186,268
Sherwin-Williams Co.	12,398	4,926,965
Steel Dynamics, Inc.	13,157	1,911,317
		41,570,785

Media & Entertainment - 7.6%
Alphabet, Inc. - Class A	189,376	31,995,075
Alphabet, Inc. - Class C	155,143	26,450,330
Cable One, Inc. (b)	3,856	1,620,368
Comcast Corp. - Class A	106,031	4,579,479
Fox Corp. - Class A	46,398	2,186,274
Fox Corp. - Class B	53,566	2,396,007
Meta Platforms, Inc. - Class A	68,003	39,055,483
Netflix, Inc. (a)	14,080	12,486,285
News Corp. - Class B	28,630	918,737
ROBLOX Corp. - Class A (a)	19,710	988,062
Walt Disney Co.	64,884	7,621,924
		130,298,024

Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
AbbVie, Inc.	60,318	11,033,972
Agilent Technologies, Inc.	11,243	1,551,197
Amgen, Inc.	10,700	3,026,709
Bristol-Myers Squibb Co.	52,413	3,103,898
Bruker Corp.	41,287	2,392,582
Danaher Corp.	28,370	6,800,005
Eli Lilly & Co.	25,977	20,660,807
Gilead Sciences, Inc.	30,111	2,787,676
Johnson & Johnson	97,816	15,162,458
Merck & Co., Inc.	60,014	6,099,823
Pfizer, Inc.	171,304	4,489,878
Regeneron Pharmaceuticals, Inc. (a)	4,187	3,141,171
Thermo Fisher Scientific, Inc.	9,520	5,042,078
Vertex Pharmaceuticals, Inc. (a)	7,889	3,693,077
Waters Corp. (a)(b)	12,448	4,788,994
Zoetis, Inc.	8,195	1,436,174
		95,210,499

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)	9,075	1,270,409
CoStar Group, Inc. (a)	13,852	1,126,722
		2,397,131

Semiconductors & Semiconductor Equipment - 9.9%
Advanced Micro Devices, Inc. (a)	55,273	7,582,074
Analog Devices, Inc.	23,279	5,075,986
Applied Materials, Inc.	38,711	6,763,199
Broadcom, Inc.	145,061	23,511,487
Entegris, Inc.	51,758	5,467,198
First Solar, Inc. (a)	3,294	656,395
KLA Corp.	5,117	3,310,852
Lam Research Corp.	47,454	3,505,902
Micron Technology, Inc.	28,236	2,765,716
Monolithic Power Systems, Inc.	1,881	1,067,731
NVIDIA Corp.	689,364	95,304,573
QUALCOMM, Inc.	52,457	8,316,008
Skyworks Solutions, Inc.	20,926	1,832,908
Texas Instruments, Inc.	24,577	4,940,714
		170,100,743

Software & Services - 10.2%
Accenture PLC - Class A	27,411	9,932,924
Adobe, Inc. (a)(b)	15,769	8,135,700
CCC Intelligent Solutions Holdings, Inc. (a)	292,388	3,684,089
Cognizant Technology Solutions Corp. - Class A	16,047	1,291,623
Crowdstrike Holdings, Inc. - Class A (a)	6,465	2,236,696
Gen Digital, Inc.	28,194	869,785
GoDaddy, Inc. - Class A (a)	14,263	2,817,941
International Business Machines Corp.	32,696	7,435,397
Intuit, Inc.	12,575	8,069,755
Microsoft Corp.	219,258	92,846,993
MicroStrategy, Inc. - Class A (a)(b)	1,214	470,388
Oracle Corp.	36,671	6,778,267
Palantir Technologies, Inc. - Class A (a)	28,900	1,938,612
Palo Alto Networks, Inc. (a)	7,495	2,906,711
Qualys, Inc. (a)	25,733	3,952,589
Roper Technologies, Inc.	5,091	2,883,746
Salesforce, Inc.	31,934	10,537,901
ServiceNow, Inc. (a)	7,671	8,050,254
Synopsys, Inc. (a)	3,173	1,772,089
		176,611,460

Technology Hardware & Equipment - 7.5%
Amphenol Corp. - Class A	103,325	7,506,561
Apple, Inc.	426,065	101,118,006
Arista Networks, Inc. (a)(b)	10,705	4,344,303
Cisco Systems, Inc.	110,930	6,568,165
Dell Technologies, Inc. - Class C	5,932	756,864
NetApp, Inc.	6,614	811,141
Super Micro Computer, Inc. (a)(b)	13,882	453,109
TE Connectivity PLC	16,740	2,529,749
Zebra Technologies Corp. - Class A (a)	11,269	4,586,483
		128,674,381

Telecommunication Services - 1.2%
AT&T, Inc.	314,876	7,292,528
T-Mobile US, Inc.	29,035	7,169,903
Verizon Communications, Inc.	150,617	6,678,358
		21,140,789

Transportation - 1.0%
Delta Air Lines, Inc.	12,220	779,880
FedEx Corp.	10,437	3,158,967
Uber Technologies, Inc. (a)	70,709	5,088,219
Union Pacific Corp.	27,371	6,696,589
United Airlines Holdings, Inc. (a)	5,664	548,445
United Parcel Service, Inc. - Class B	12,512	1,698,129
		17,970,229

Utilities - 2.5%
Ameren Corp.	18,844	1,778,685
American Electric Power Co., Inc.	38,607	3,855,295
Consolidated Edison, Inc.	25,586	2,573,696
Constellation Energy Corp.	7,572	1,942,672
DTE Energy Co.	2,131	268,037
Duke Energy Corp.	58,568	6,855,385
Entergy Corp.	33,947	5,301,503
Evergy, Inc.	41,065	2,654,031
NextEra Energy, Inc.	44,434	3,495,623
NiSource, Inc.	83,316	3,173,507
PG&E Corp.	94,778	2,050,048
PPL Corp.	92,256	3,222,502
Public Service Enterprise Group, Inc.	26,780	2,525,354
Southern Co.	43,064	3,838,294
		43,534,632
TOTAL COMMON STOCKS (Cost $1,318,085,337)		1,583,641,534

EXCHANGE TRADED FUNDS - 5.0%	Shares	Value
Dimensional US Small Cap ETF	1,202,790	85,025,225
Vanguard Large-Cap ETF	1,835	508,919
TOTAL EXCHANGE TRADED FUNDS (Cost $73,931,966)		85,534,144

REAL ESTATE INVESTMENT TRUSTS - 2.6%	Shares	Value
Alexandria Real Estate Equities, Inc. (b)	11,757	1,295,974
American Tower Corp.	18,739	3,916,451
AvalonBay Communities, Inc.	5,994	1,410,688
Crown Castle, Inc.	12,980	1,379,125
Digital Realty Trust, Inc. (b)	7,020	1,373,744
Equity Residential	68,199	5,228,135
Essex Property Trust, Inc.	8,209	2,548,566
Extra Space Storage, Inc.	7,639	1,305,964
First Industrial Realty Trust, Inc.	56,191	3,003,409
Host Hotels & Resorts, Inc.	28	516
Iron Mountain, Inc.	22,995	2,843,792
Prologis, Inc.	25,933	3,028,456
Simon Property Group, Inc.	42,499	7,802,816
VICI Properties, Inc.	131,320	4,282,345
Welltower, Inc.	15,718	2,171,913
Weyerhaeuser Co.	74,818	2,413,629
WP Carey, Inc.	7,072	403,528
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $39,640,807)		44,409,051

SHORT-TERM INVESTMENTS - 1.0%		Value
Investments Purchased with Proceeds from Securities Lending - 0.5%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (c)	9,227,624	9,227,624

Money Market Funds - 0.5%	Shares
First American Government Obligations Fund - Class X, 4.56% (c)	8,384,348	8,384,348
TOTAL SHORT-TERM INVESTMENTS (Cost $17,611,972)		17,611,972

TOTAL INVESTMENTS - 100.5% (Cost $1,449,270,082)		1,731,196,701
Liabilities in Excess of Other Assets - (0.5)%		(7,926,303)
TOTAL NET ASSETS - 100.0%		$1,723,270,398
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $9,049,073 which represented 0.5% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

ActivePassive U.S. Equity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,583,641,534	$–	$–	$1,583,641,534
Exchange Traded Funds	85,534,144	–	–	85,534,144
Real Estate Investment Trusts	44,409,051	–	–	44,409,051
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	9,227,624
Money Market Funds	8,384,348	–	–	8,384,348
Total Investments	$1,721,969,077	$–	$–	$1,731,196,701

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $9,227,624 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.